Document and Entity Information	Oct. 23, 2026
Document And Entity Information [Line Items]
Amendment Flag	false
Entity Central Index Key	0002029769
Current Fiscal Year End Date	--12-31
Document Type	8-K
Document Period End Date	Oct. 23, 2026
Entity Registrant Name	Oaktree Acquisition Corp. III Life Sciences
Entity Incorporation State Country Code	E9
Entity File Number	001-42383
Entity Tax Identification Number	98-1799512
Entity Address, Address Line One	333 South Grand Avenue
Entity Address, Address Line Two	28th Floor
Entity Address, City or Town	Los Angeles
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	90071
Country Region	+1
City Area Code	(213)
Local Phone Number	830-6300
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Common Class A [Member]
Document And Entity Information [Line Items]
Security 12b Title	Units, each consisting of one Class A ordinary share, $0.0001 par value, and one-fifth of one redeemable warrant
Trading Symbol	OACCU
Security Exchange Name	NASDAQ
Capital Unit, Class A [Member]
Document And Entity Information [Line Items]
Security 12b Title	Class A ordinary shares included as part of the units
Trading Symbol	OACC
Security Exchange Name	NASDAQ
Warrant [Member]
Document And Entity Information [Line Items]
Security 12b Title	Redeemable warrants included as part of the units, each whole warrant exercisable for one Class A ordinary share at an exercise price of $11.50
Trading Symbol	OACCW
Security Exchange Name	NASDAQ